UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA		August 13, 2003
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	1,957,605 (x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808		CDC IXIS Asset Management North America L.P.

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NAME OF ISSUER		TITLE OF	CUSIP		VALUE	   SHARES		  INV.    OTHER	VOTING AUTHORITY
				CLASS				X1000				  DISC    MGR	SOLE	  SHARED	  NONE

Allete Inc.                COM   018522102      28,536   1,074,800   SH   Defined                  970,900   103,900
American Eagle Outfitters  COM   02553E106      25,153   1,367,000   SH   Defined                1,246,000   121,000
Apria Healthcare Group, I  COM   037933108      31,789   1,277,700   SH   Defined                1,162,300   115,400
Arch Chemical Inc.         COM   03937R102      34,668   1,815,100   SH   Defined                1,654,900   160,200
Bausch & Lomb Inc.         COM   071707103       9,345     249,200   SH   Defined         32,200   217,000
Borders Group              COM   099709107      51,898   2,947,100   SH   Defined         94,800 2,656,800   195,500
Brandywine Realty Trust    COM   105368203      13,420     545,100   SH   Defined                  524,500    20,600
Brascan Corp.              COM   10549P606      57,232   2,330,300   SH   Defined        102,700 2,081,600   146,000
Briggs & Stratton          COM   109043109      62,168   1,231,050   SH   Defined         45,000 1,103,850    82,200
Brookfield Properties Cor  COM   112900105       8,836     415,800   SH   Defined         75,900   339,900
CEC Entertainment, Inc.    COM   125137109      35,644     965,175   SH   Defined                  883,475    81,700
Cabot Corp.                COM   127055101      47,154   1,643,000   SH   Defined         53,600 1,464,400   125,000
Central European Media     COM   G20045202       4,509     200,400   SH   Defined                  194,400     6,000
Charming Shoppes           COM   161133103      23,838   4,925,250   SH   Defined                4,528,650   396,600
Coinstar Inc.              COM   19259P300      32,227   1,702,450   SH   Defined                1,549,750   152,700
Commonwealth Telephone En  COM   203349105      10,010     227,800   SH   Defined         42,200   185,600
Corn Products Intl Inc     COM   219023108      48,676   1,620,900   SH   Defined         60,300 1,449,300   111,300
Cytec Industries, Inc.     COM   232820100       6,500     192,300   SH   Defined                  159,300    33,000
DRS Technologies           COM   23330X100      39,940   1,430,500   SH   Defined                1,308,100   122,400
Devon Energy Corp.         COM   25179M103       9,830     184,078   SH   Defined         23,580   160,498
Diamond Fields Int'l. Ltd  COM   252905203         293   1,467,150   SH   Defined                1,467,150
Diamond Fields Int'l. Ltd  COM   252905203         441   2,205,333   SH   Defined                2,105,333   100,000
Dress Barn Inc.            COM   261570105      31,688   2,531,000   SH   Defined                2,302,700   228,300
Elder-Beerman Stores Corp  COM   284470101      14,996   2,563,500   SH   Defined                2,335,250   228,250
Esterline Technologies Co  COM   297425100      28,039   1,610,500   SH   Defined                1,463,600   146,900
First Industrial Realty    COM   32054K103      23,272     736,450   SH   Defined                  670,650    65,800
Flowers Foods, Inc.        COM   343498101      23,875   1,208,258   SH   Defined                1,121,273    86,985
Freeport McMoran Copper &  COM   35671D857      14,031     572,700   SH   Defined                  563,700     9,000
GTECH Holdings Corp        COM   400518106      74,088   1,967,800   SH   Defined                1,789,700   178,100
Genuine Parts Co           COM   372460105       9,148     285,800   SH   Defined         53,300   232,500
Glimcher Realty Trust      COM   379302102      12,557     560,600   SH   Defined                  463,300    97,300
Gold Fields Ltd. - SP ADR  COM   38059T106       5,307     435,700   SH   Defined                  314,200   121,500
Golden Star Resources      COM   38119T104       7,218   2,734,242   SH   Defined                2,395,642   338,600
Golden Star Resources res  COM   38119T101       9,631   3,648,000   SH   Defined                3,331,600   316,400
Hanover Compressor Co      COM   410768105      37,464   3,315,400   SH   Defined         94,600 2,988,300   232,500
Hasbro Inc.                COM   418056107      28,554   1,632,600   SH   Defined         60,800 1,456,100   115,700
Hawaiian Electric Inds     COM   419870100      16,538     360,700   SH   Defined                  327,000    33,700
Henry Schien, Inc.         COM   806407102       7,703     146,700   SH   Defined         25,000   121,700
Heritage Property Investm  COM   42725M107      16,427     606,600   SH   Defined                  553,600    53,000
Hubbell Inc CL B           COM   443510201       4,925     148,800   SH   Defined                  145,100     3,700
IDT Corp-B                 COM   448947309      19,781   1,123,900   SH   Defined                1,030,300    93,600
Imagistics Intl Inc        COM   45247T104      19,874     770,300   SH   Defined                  702,300    68,000
Imperial Parking Corp.     COM   453077109       4,072     190,212   SH   Defined                  173,804    16,408
Interactive Corp.          COM   45840Q101       7,215     183,440   SH   Defined         23,360   160,080
Itron Inc                  COM   465741106       6,194     288,100   SH   Defined                  212,500    75,600
JC Penney Co Inc (Hldg Co  COM   708160106       9,546     566,500   SH   Defined         82,300   484,200
Kelly Services Inc. - CL.  COM   488152208      40,614   1,710,050   SH   Defined         46,900 1,531,050   132,100
Kerr-McGee Corp            COM   492386107       7,007     156,400   SH   Defined         22,400   134,000
LaFarge North America Inc  COM   505862102      22,977     743,600   SH   Defined         50,400   629,400    63,800
Leucadia National          COM   527288104      66,771   1,798,793   SH   Defined         72,415 1,599,138   127,240
Liberty Media Corp. - A    COM   530718105      16,500   1,427,328   SH   Defined        221,887 1,205,441
Lifepoint Hospitals Inc    COM   53219L109      40,202   1,904,400   SH   Defined                1,813,000    91,400
Nabors Industries Ltd      COM   G6359F103      11,321     286,400   SH   Defined         52,700   233,700
Newmont Mining             COM   651639106      69,397   2,137,928   SH   Defined         89,920 1,926,528   121,480
Noble Corp.                COM   G65422100         966      28,165   SH   Defined                   22,365     5,800
Ocular Sciences, Inc.      COM   675744106      21,478   1,082,550   SH   Defined                  973,750   108,800
Orient Express Hotel       COM   G67743107      13,110     888,800   SH   Defined                  809,200    79,600
Patterson-UTI Energy Inc.  COM   703481101      47,050   1,453,500   SH   Defined                1,321,400   132,100
Perrigo Company            COM   714290103      10,495     671,050   SH   Defined                  634,450    36,600
Playboy Enterprises - Cl.  COM   728117201         214      17,850   SH   Defined                   17,850
Playboy Enterprises - Cl.  COM   728117300       8,053     592,100   SH   Defined                  576,400    15,700
Prentiss Properties Trust  COM   740706106       9,996     333,300   SH   Defined                  300,100    33,200
Prologis Trust             COM   743410102       2,255      82,600   SH   Defined                   82,600
R.R. Donnelley & Sons      COM   257867101      13,012     497,800   SH   Defined         68,000   429,800
Regis Corp.                COM   758932107      33,945   1,168,500   SH   Defined                1,065,800   102,700
Renal Care Group Inc.      COM   759930100      41,136   1,168,300   SH   Defined         33,400 1,051,700    83,200
Republic Services Inc. -   COM   760759100      15,089     665,600   SH   Defined        126,600   539,000
SBS Broadcasting SA        COM   L8137F102      18,397   1,050,635   SH   Defined                  950,485   100,150
Schulman, Inc.             COM   808194104      23,716   1,474,900   SH   Defined                1,339,900   135,000
Shaw Group Inc.            COM   820280105      29,898   2,481,200   SH   Defined         74,300 2,230,200   176,700
ShawCor LTD.               COM   820904209       2,024     178,600   SH   Defined         38,700   139,900
Tecumseh Products Co.- Cl  COM   878895200      31,514     821,950   SH   Defined         26,000   736,850    59,100
Triarc Companies           COM   895927101      37,904   1,263,900   SH   Defined                1,152,800   111,100
Tupperware Corporation     COM   899896104      41,436   2,885,550   SH   Defined         94,700 2,569,950   220,900
UGI Corp.                  COM   902681105      62,749   1,979,474   SH   Defined                1,805,574   173,900
United Stationers Inc      COM   913004107      26,185     730,800   SH   Defined         58,100   650,200    22,500
Valuevision Media Inc. -   COM   92047K107      33,681   2,463,850   SH   Defined                2,247,000   216,850
Vintage Petroleum Inc      COM   927460105      22,546   1,998,800   SH   Defined                1,803,900   194,900
Vornado Inc.               COM   929042109       4,373     100,300   SH   Defined         27,700    72,600
Watson Pharmaceuticals     COM   942683103       5,135     127,200   SH   Defined         14,700   112,500
Winn-Dixie Stores Inc      COM   974280109      54,144   4,398,400   SH   Defined        121,600 3,974,700   302,100
Zale Corp.                 COM   988858106      56,364   1,409,100   SH   Defined         53,200 1,259,500    96,400
Golden Star Resources (1    WT   38119T100       1,699     875,900   SH   Defined                  848,400    27,500







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